J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Active Bond ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 8, 2024

to the current Summary Prospectus, Prospectus and Statement of Additional Information

Effective with the exchange opening on January 30, 2024, the listing exchange for the Fund will be changed from NYSE Arca, Inc. to New York Stock Exchange LLC.

At that time, all references to “NYSE Arca, Inc.” and “NYSE Arca” applicable to the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted in their entirety and replaced with “New York Stock Exchange LLC.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-ABETF-124